FILED VIA EDGAR

August 1, 2013

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Certification Pursuant to Rule 497(j)
Tributary Funds, Inc. (the “Registrant”)
File Numbers 033-85982 and 811-08846

Ladies and Gentlemen:

On behalf of the Registrant, and pursuant to Rule 497(j) of the Securities Act of 1933, as amended (the “1933 Act”), the Registrant certifies that the forms of Prospectus and Statement of Additional Information (“SAI”) of the Registrant that would have been filed pursuant to Rule 497(c) under the 1933 Act do not differ from the Prospectus and SAI contained in Post-Effective Amendment No. 38 to the Registration Statement of the Registrant which was filed electronically via EDGAR on July 26, 2013 (accession number 0001104659-13-056871).

If you have any questions related to this filing, please do not hesitate to contact me at (312) 730-9730 or emily.eibergen@jackson.com.

Very truly yours,

/s/ Emily J. Bennett

Emily J. Bennett
Secretary
Tributary Funds, Inc.

cc:	Stephen R. Frantz
Daniel W. Koors
Rodney L. Ruehle